Financial Assets and Financial Liabilities - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash at bank and on hand	$ 29,116,835	$ 18,575,040	$ 11,699,066
Cash and cash equivalents	$ 29,116,835	$ 18,575,040	$ 11,699,066	$ 26,979,105